Stockholders' Equity - Reverse Stock Split (Details)			12 Months Ended
	Mar. 24, 2025 shares	Mar. 12, 2025 USD ($) shares	Dec. 31, 2024 shares	Sep. 30, 2025 shares	Mar. 11, 2025 shares	Dec. 31, 2023 shares
Stockholders' Equity
Reverse stock split ratio	0.10		0.1
Fractional shares, post split		1,120
Fractional shares, pre split basis		112
Cash payments made in lieu of fractional shares | $		$ 1,000
Common stock, shares outstanding (in shares)	2,379,508	2,379,508	2,368,072	4,806,776	23,796,200	1,979,413
Minimum
Stockholders' Equity
Reverse stock split ratio		0.10
Maximum
Stockholders' Equity
Reverse stock split ratio		0.5
Restricted Stock
Stockholders' Equity
Common stock, shares outstanding (in shares)			0			0